Portfolio of Trading Securities (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Debt Securities INR	Mar. 31, 2014 Debt Securities INR	Sep. 30, 2014 Debt Securities Government of India securities INR	Mar. 31, 2014 Debt Securities Government of India securities INR	Sep. 30, 2014 Debt Securities Securities Other Corporate Financial Institution INR	Mar. 31, 2014 Debt Securities Securities Other Corporate Financial Institution INR	Mar. 31, 2014 Equity securities INR
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	$ 600.2	37,166.6	65,308.4	37,166.6	65,283.2	35,166.6	56,409.0	2,000.0	8,874.2	25.2
Gross Unrealized Gains	0.9	52.7	15.9	52.7	15.2	0.1	3.5	52.6	11.7	0.7
Gross Unrealized Losses	0.8	46.8	246.4	46.8	246.3	46.4	191.1	0.4	55.2	0.1
Fair Value	$ 600.3	37,172.5	65,077.9	37,172.5	65,052.1	35,120.3	56,221.4	2,052.2	8,830.7	25.8